Private Placements (Details Narrative) - Larkspur Health Acquisition Corp [Member] - USD ($)		9 Months Ended
	Dec. 23, 2021	Sep. 30, 2022	Dec. 31, 2021
Sale of share per unit			$ 10.00
Common Class A [Member]
Sale of share per unit		$ 11.50	$ 11.50
Private Placement [Member]
Preferred stock sold	317,600	317,600	317,600
Sale of share per unit		$ 10.00	$ 10.00
Private placement, description		Each Private Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7)	Each Private Placement Unit consists of one share of Class A common stock and three-fourths of one redeemable warrant (“Private Warrant”). Each Private Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Private Placement [Member] | Sponsor [Member]
Preferred stock sold			3,176,000
Amount of private placement		$ 3,176,000